COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
Operating Leases, Rent Expense	$ 3,052	$ 3,150
Purchase Obligation	$ 14,550
Lease Agreement Expiration Period	2024
Royalty Agreement Terms [Member]
Contractual Obligation	$ 42,473		$ 39,559
Accumulated Royalties	4,110		$ 3,423
Lease Agreements [Member]
Approximate Amount of Lien by Lessor	$ 1,500